Share-Based Payments (Details)		1 Months Ended						12 Months Ended
	Jun. 23, 2014	Jun. 30, 2023 USD ($)	May 25, 2022 USD ($)	May 27, 2021 USD ($)	Jun. 21, 2019 USD ($)	Jun. 19, 2017 USD ($)	Jun. 23, 2014 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 € / shares
Share-Based Payments [Abstract]
Warrant term								10 years
Stock option plans for grant to employees (in Dollars) | $				$ 360,000			$ 150,000
Stock option plans for grant to directors (in Dollars) | $			$ 500,000			$ 250,000
Stock option plans for grant to consultants (in Dollars) | $		$ 500,000			$ 300,000			$ 2,060,000
Warrants outstanding								1,637,773
Shares subscribe								1,637,773
Warrant granted								455,500		393,050	393,050
Warrant terminated or lapsed								43,505		59,035	59,035
Warrant exercised								0		0	0
Warrants vested								237,789		212,702	212,702
Cumulative tranches percentage								25.00%
Vest in instalments percentage	25.00%
Percentage of first tranche	25.00%
Non-vested price | (per share)								$ 10.43	€ 9.64	$ 13.25	€ 12.34	$ 17.27	€ 15.28
Contractual Life								7 years 1 month 9 days		7 years 3 months 21 days	7 years 3 months 21 days	7 years 2 months 4 days	7 years 2 months 4 days
Expected volatility term								2 years